INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP - Summarised financial information (Details) - CAD ($)	7 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	May 25, 2023
Summarised Statement of Financial Position
Current assets	$ 62,375,526	$ 62,375,526	$ 62,375,526	$ 94,332,730
Non-current assets	22,203,967	22,203,967	22,203,967	16,354,782
Current liabilities	(19,007,634)	(19,007,634)	(19,007,634)	(27,144,773)
Non-current liabilities	68,839	68,839	68,839	68,839
Share of Kirkland Lake Discoveries Corp.'s net assets	2,861,250	2,861,250	2,861,250
Summarised Statement of Loss and Comprehensive Loss
Net loss and comprehensive loss for the period			(79,890,763)	$ (89,989,659)
Share of loss from operations of associate during the period			(795,995)
Kirkland Lake Discoveries Corp
Summarised Statement of Financial Position
Current assets	4,601,136	4,601,136	4,601,136
Non-current assets	4,583,769	4,583,769	4,583,769
Current liabilities	(322,453)	(322,453)	(322,453)
Net Assets	$ 8,862,452	8,862,452	8,862,452
The Company's ownership interest	32.29%
Share of Kirkland Lake Discoveries Corp.'s net assets	$ 2,861,250	2,861,250	2,861,250		$ 4,657,482
Summarised Statement of Loss and Comprehensive Loss
Net loss and comprehensive loss for the period	(2,465,518)
Share of loss from operations of associate during the period	(795,995)	(795,995)
Estimated fair value based on the market price of the shares	2,861,250	2,861,250	$ 2,861,250
Impairment of equity investment	$ (1,000,237)	$ (1,000,237)